Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Finite-Lived Intangible Assets (Details)	12 Months Ended
Dec. 31, 2019
WGL Holdings
Finite-Lived Intangible Assets
Intangible asset, useful life	20 years
Energy services relationships | Minimum
Finite-Lived Intangible Assets
Intangible asset, useful life	5 years
Energy services relationships | Maximum
Finite-Lived Intangible Assets
Intangible asset, useful life	19 years
Electricity service agreements | Minimum
Finite-Lived Intangible Assets
Intangible asset, useful life	2 years
Electricity service agreements | Maximum
Finite-Lived Intangible Assets
Intangible asset, useful life	60 years
Software | Minimum
Finite-Lived Intangible Assets
Intangible asset, useful life	3 years
Software | Maximum
Finite-Lived Intangible Assets
Intangible asset, useful life	10 years
Land rights | Minimum
Finite-Lived Intangible Assets
Intangible asset, useful life	5 years
Land rights | Maximum
Finite-Lived Intangible Assets
Intangible asset, useful life	64 years
Franchises and consents | Minimum
Finite-Lived Intangible Assets
Intangible asset, useful life	9 years
Franchises and consents | Maximum
Finite-Lived Intangible Assets
Intangible asset, useful life	25 years
E&T contracts
Finite-Lived Intangible Assets
Intangible asset, useful life	25 years
Commodity contracts | Minimum
Finite-Lived Intangible Assets
Intangible asset, useful life	5 years
Commodity contracts | Maximum
Finite-Lived Intangible Assets
Intangible asset, useful life	20 years